Summary of significant accounting policies - Leases (Details) ¥ in Millions	Jan. 01, 2019 CNY (¥)
ASU 2016-02 | Cumulative effect period adjustment balance
Recent accounting pronouncements
Right-of-use assets	¥ 39.0